MARKETABLE SECURITIES AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2012
Marketable Securities and Accrued Interest [Abstract]
Marketable Securities and Accrued Interest Disclosure [Text Block]
NOTE 3:-	MARKETABLE SECURITIES AND ACCRUED INTEREST

The following is a summary of held to maturity marketable securities:

	December 31, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	cost	gains	losses	Value
Corporate debentures - Maturing between one to three Years	$23,823	$46	$(736)	$23,133
Accrued interest	345	-	-	345

	$24,168	$46	$(736)	$23,478

	December 31, 2012

	Amortized	Unrealized	Fair
	cost	gains	Value
Corporate debentures:
Maturing within one year	$7,625	$62	$7,687
Maturing between one to two years	15,762	299	16,061
Accrued interest	341	-	341

	$23,728	$361	$24,089

These investments were issued by highly rated corporations. Accordingly, it was expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. As of December 31, 2011 and 2012, the Group did not have any investment in marketable securities that was in an unrealized loss position for a period of twelve months or greater. Since the Company had the ability and intent to hold these investments until an anticipated recovery of fair value, which may be until maturity, the Company did not consider these investments to be other-than-temporarily impaired as of December 31, 2011 and 2012. Unrealized gains (losses) are valued using alternative pricing sources and models utilizing observable market inputs.